FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Amortized cost
Financial assets by category
Financial assets.	$ 241,748,305	$ 271,076,659
Fair value
Financial assets by category
Financial assets.	12,500,198	11,695,528
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	32,278,411	44,473,270
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	558,625	634,553
Other financial assets | Fair value
Financial assets by category
Financial assets.	5,900,198	11,695,528
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	195,792,999	207,320,974
Other receivables | Amortized cost
Financial assets by category
Financial assets.	13,118,270	$ 18,647,862
Other receivables | Fair value
Financial assets by category
Financial assets.	$ 6,600,000